Condensed Parent Company Only Financial Statements (Tables)	12 Months Ended
Dec. 31, 2016
Condensed Financial Information of Parent Company Only Disclosure [Abstract]
Condensed Balance Sheets
Condensed Balance Sheets

(Dollars in thousands)	December 31
	2016	2015
Assets
Cash in bank	$436,792	$154,298
Investments in subsidiaries	2,635,682	2,449,325
Other assets	40,423	54,454
	$3,112,897	$2,658,077
Liabilities and Shareholders’ Equity
Liabilities	$173,203	$159,242
Shareholders’ equity	2,939,694	2,498,835
	$3,112,897	$2,658,077

Condensed Statements of Income
Condensed Statements of Income

	Year Ended December 31
(Dollars in thousands)	2016	2015	2014
Operating income
Reimbursement of management expenses	$65,104	$59,255	$46,433
Other income	829	(329)	437
Total operating income	65,933	58,926	46,870
Operating expenses
Interest expense	3,948	3,393	3,224
Salaries and employee benefits expense	45,623	41,689	31,981
Other expenses	19,566	17,492	14,576
Total operating expenses	69,137	62,574	49,781
Income (loss) before income tax benefit and increase in equity in undistributed earnings of subsidiaries	(3,204)	(3,648)	(2,911)
Income tax expense (benefit)	530	800	(518)
Income (loss) before equity in undistributed earnings of subsidiaries	(3,734)	(4,448)	(2,393)
Equity in undistributed earnings of subsidiaries	190,511	147,292	107,775
Net Income	186,777	142,844	105,382
Preferred stock dividends	(7,977)	—	—
Net Income Available to Common Shareholders	$178,800	$142,844	$105,382

Condensed Statements of Cash Flows
Condensed Statements of Cash Flows

(Dollars in thousands)	Year Ended December 31
	2016	2015	2014
Cash Flow from Operating Activities
Net income	$186,777	$142,844	$105,382
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	98	416	595
Net income of subsidiaries	(190,511)	(147,292)	(107,775)
Share-based compensation cost	14,523	13,906	11,985
Gain on sale of assets	—	(110)	—
Tax benefit associated with share-based payment arrangements	(1,122)	(580)	(2,105)
Other operating activities, net	12,417	82,105	(27,274)
Net Cash Provided by (Used in) Operating Activities	22,182	91,289	(19,192)
Cash Flow from Investing Activities
Cash paid in excess of cash received for acquisitions	—	(5,054)	4,783
Proceeds from sale of premises and equipment	—	12	—
Purchases of premises and equipment	—	(2)	(36)
Return of capital from (Capital contributed to) subsidiary	(6,000)	5,000	(14,600)
Other investing activities, net	(749)	—	—
Net Cash (Used in) Investing Activities	(6,749)	(44)	(9,853)
Cash Flow from Financing Activities
Cash dividends paid on common stock	(56,793)	(52,318)	(43,070)
Cash dividends paid on preferred stock	(7,028)	—	—
Net share-based compensation stock transactions	6,899	1,915	7,966
Payments to repurchase common stock	(11,666)	—	—
Net proceeds from issuance of common stock	279,242	—	—
Net proceeds from issuance of preferred stock	55,285	76,812	—
Tax benefit associated with share-based payment arrangements	1,122	580	2,105
Net Cash Provided by (Used In) Financing Activities	267,061	26,989	(32,999)
Net Increase (Decrease) in Cash and Cash Equivalents	282,494	118,234	(62,044)
Cash and Cash Equivalents at Beginning of Period	154,298	36,064	98,108
Cash and Cash Equivalents at End of Period	$436,792	$154,298	$36,064